Operating Leases (Details) - Schedule of components of lease expense - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease Cost:
Amortization of right-of-use assets	$ 4,319,670	$ 3,471,796
Interest on lease liabilities	213,342	501,918
Total operating lease cost	4,533,012	3,973,714
Short term operating lease cost	$ 1,605,903	$ 1,033,398